TPR Firm:		Report Date:	XXX
Client Name:	XXX	Report:	XXX
Deal Name:	XXX	Loans in report:	XXX

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
XXX	2026050423		XXX	D	A	A	A	D	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	Grant/Warranty Deed is missing
Resolved-Received Special Warranty Deed to confirm Vesting on Mortgage.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing Grant/Warranty Deed to confirm Vesting on Deed of Trust/Mortgage document in file. - Due Diligence Vendor-XXX
																								Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received Special Warranty Deed to confirm Vesting on Mortgage. - Due Diligence Vendor-XXX
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
Qualifying DTI below max allowed. XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%
Months Reserves exceed minimum required - XXX months reserves, minimum reserves required per guidelines is XXX months
																												XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026050361		XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts
Resolved-Received cleared fraud report. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Missing documentation to support lender addressed and cleared all the high impact items reflected on the fraud report. - Due Diligence Vendor-XXX
																								Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received cleared fraud report. - Due Diligence Vendor-XXX
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																												XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026050361		XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines
Resolved-Received income calculation worksheet for XXX-acct # XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Income and Employment Do Not Meet Guidelines Bank Statements, Income Calc Worksheet and Lender Commentary do not support income used to qualify in the amount of $XXX.  Missing documentation is required and subject to review and possible recalculation of Income & DTI. Additional Conditions may apply.  - Due Diligence Vendor-XXX
																								Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received income calculation worksheet for XXX -acct # XXX. - Due Diligence Vendor-XXX
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																												XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026050361		XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet
Resolved-Received income calculation worksheet for XXX-acct # XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Income calculation worksheet for XXX -acct # XXX is missing from loan file. Income used by lender to qualify is $XXX and does not match Income Calc Worksheet submitted or Lender Commentary. Subject to review and possible recalculation of Income & DTI. Additional Conditions may apply.  - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
																								Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received income calculation worksheet for XXX -acct # XXX. - Due Diligence Vendor-XXX
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																												XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026050361		XXX	D	A	D	A	A	A	A	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Business Bank Statements Less Than XXX Months Provided
Resolved-Received XXX bank statement for XXX. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing XXX Bank Statement XXX for Business XXX.  Subject to review and possible recalculation of Income & DTI. Additional Conditions may apply.  - Due Diligence Vendor-XXX
																								Ready for Review-Document Uploaded. - Seller-XXX	Resolved-Received XXX bank statement for XXX. - Due Diligence Vendor-XXX
Qualifying DTI below max allowed. - XXX% calculated DTI is XXX percent below the maximum DTI per guidelines of XXX%
Credit Score greater than minimum FICO - XXX credit score is XXX points above the minimum FICO per guidelines of XXX
																												XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A